Document Entity Information Statement	12 Months Ended
Dec. 31, 2019 shares
Document Information [Abstract]
Entity Registrant Name	Autolus Therapeutics plc
Entity Central Index Key	0001730463
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	44,983,006
Document Annual Report	true
Document Shell Company Report	false
Document Transition Report	false